Stock Compensation Plan - BSM Option Valuation Model Assumptions (Detail) - Employee Stock Option [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Weighted-average volatility	73.90%	60.10%	60.20%	66.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Contractual term (in years)	1 year 9 months 18 days	6 years	6 years	6 years 3 months 18 days
Weighted-average grant date fair value per share	$ 2.55	$ 13.65	$ 13.50	$ 42.15
Minimum [Member]
Risk-free interest rate	0.52%	1.34%	1.34%	1.73%
Volatility	66.20%	58.90%	58.90%	65.30%
Maximum [Member]
Risk-free interest rate	1.38%	1.94%	1.94%	2.03%
Volatility	75.40%	67.80%	67.80%	2.03%